RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

On June 18, 2018, the Company cancelled all 20,000,000 shares of its issued and outstanding stock and issued 4,200,000, shares of common stock pursuant to Section 4(a)(2) of the Securities Act of 1933 at par representing 100% of the total outstanding common stock. All shares were sold to related parties at par value of $0.0001 for total cash proceeds of $420.